Share-based compensation - Summary of Stock Option Pricing Model Assumption (Detail)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 years 8 months 12 days	5 years 9 months 18 days
Expected volatility	63.70%	66.90%
Risk-free rate	1.70%	3.10%
Dividend yield	0.00%	0.00%